Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 17, 2002
Income Taxes (Textual) [Abstract]
Tax net operating losses		$ 72.0
Operating losses expiration period	Expiring in 2022 through 2032